Total
Putnam Government Money Market Fund
Fund summary
Goal
Putnam Government Money Market Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses
The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund. Information about sales charge discounts is available from your financial advisor and in the Appendix to the fund’s prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Government Money Market Fund	Class A		Class B		Class C		Class G	Class P	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none		none		none		none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none
[1]	A deferred sales charge on class A, B and C shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. The rate of the deferred sales charge for class B and C shares will be determined based on the time between the original purchase of class B or C shares from the other Putnam fund(s) and the date of redemption of shares from this fund.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Government Money Market Fund		Class A	Class B	Class C	Class G	Class P	Class R
Management fees		0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and service (12b-1) fees	[1]	none	none	none	none	none	none
Other expenses		0.34%	0.34%	0.34%	0.17%	0.17%	0.34%
Total annual fund operating expenses		0.62%	0.62%	0.62%	0.45%	0.45%	0.62%
[1]	The fund's Board of Trustees determined to limit payments under the distribution and service (12b-1) plans in place with respect to class B, class C and class R shares to 0.00% of average net assets effective as of the close of business on March 31, 2017. Beginning on April 1, 2017, the fund no longer makes payments under the distribution and service (12b-1) plans in place with respect to class B, class C and class R shares.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Government Money Market Fund - USD ($)		Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A		63	199	346	774
Class B	[1]	563	499	546	774
Class C	[1]	163	199	346	774
Class G		46	144	252	567
Class P		46	144	252	567
Class R		63	199	346	774
[1]	Reflects assessment of deferred sales charge assuming class B or C shares were acquired by exchange from one or more other Putnam funds immediately after purchase of shares from such other fund(s).

Expense Example, No Redemption - Putnam Government Money Market Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	63	199	346	774
Class C	63	199	346	774

Investments, risks, and performance
Investments
We invest at least 99.5 percent of the fund’s total assets in cash, U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities or cash. We invest mainly in debt securities that are obligations of the U.S. government, its agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., U.S. Treasury bills) or by the credit of a federal agency or government-sponsored entity (e.g.,securities issued by Fannie Mae and Freddie Mac). The U.S. government securities in which we invest may also include variable and floating rate instruments and when-issued and delayed delivery securities (i.e., payment or delivery of the securities occurs at a future date for a predetermined price). Under normal circumstances, we invest at least 80% of the fund’s net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. This policy may be changed only after 60 days’ notice to shareholders. The securities purchased by the fund are subject to quality, maturity, diversification and other requirements pursuant to rules promulgated by the Securities and Exchange Commission. We may consider, among other factors, credit and interest rate risks and characteristics of the issuer or counterparty, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

The fund may not achieve its goal, and is not intended to be a complete investment program. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares

Best calendar quarter Q2 2019 0.47% Worst calendar quarter Q1 2017 0.00%
Average annual total returns (for periods ended 12/31/19)
Average Annual Total Returns - Putnam Government Money Market Fund	Label	1 Year	Since Inception	Inception Date
Class A	before taxes	1.65%	0.88%	Apr. 14, 2016
Class B	before taxes	(3.35%)	0.08%	Apr. 14, 2016
Class C	before taxes	0.65%	0.88%	Apr. 14, 2016
Class G	before taxes	1.82%	1.00%	Apr. 14, 2016
Class P	before taxes	1.82%	1.00%	Apr. 14, 2016
Class R	before taxes	1.65%	0.88%	Apr. 14, 2016